UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments:

Putnam International Growth Fund

The fund's portfolio
6/30/13 (Unaudited)

COMMON STOCKS (96.3%)(a)
	Shares	Value

Aerospace and defense (2.6%)

Embraer SA ADR (Brazil)	36,000	$1,328,040

European Aeronautic Defence and Space Co. NV (France)	55,276	2,939,306

Safran SA (France)	82,329	4,287,947

		8,555,293
Air freight and logistics (0.9%)

Deutsche Post AG (Germany)	116,933	2,905,884

		2,905,884
Airlines (1.1%)

Japan Airlines Co., Ltd. (Japan)	38,200	1,964,435

Turk Hava Yollari Anonim Ortakligi (THY) (Turkey)	477,054	1,851,013

		3,815,448
Auto components (2.1%)

Bridgestone Corp. (Japan)	100,700	3,432,377

Delphi Automotive PLC (United Kingdom)	66,300	3,360,747

		6,793,124
Automobiles (3.6%)

Daimler AG (Registered Shares) (Germany)	31,653	1,913,169

Nissan Motor Co., Ltd. (Japan)	168,200	1,704,684

Tata Motors, Ltd. (India)	279,085	1,310,185

Tesla Motors, Inc.(NON)	9,000	966,870

Toyota Motor Corp. (Japan)	98,100	5,923,405

		11,818,313
Beverages (4.1%)

Anheuser-Busch InBev NV (Belgium)	43,145	3,827,616

C&C Group PLC (Ireland)	230,245	1,239,990

Fomento Economico Mexicano SAB de CV ADR (Mexico)	18,900	1,950,291

Pernod-Ricard SA (France)	21,816	2,418,046

SABMiller PLC (United Kingdom)	87,617	4,216,018

		13,651,961
Biotechnology (1.4%)

ACADIA Pharmaceuticals, Inc.(NON)	133,600	2,424,840

Grifols SA ADR (Spain)	77,815	2,216,171

		4,641,011
Capital markets (2.7%)

Ashmore Group PLC (United Kingdom)	371,190	1,932,297

Deutsche Bank AG (Germany)	48,471	2,027,705

KKR & Co. LP	148,900	2,927,374

UBS AG (Switzerland)	124,717	2,118,732

		9,006,108
Chemicals (3.2%)

Akzo Nobel NV (Netherlands)	39,258	2,205,172

Kuraray Co., Ltd. (Japan)	140,200	1,967,985

LyondellBasell Industries NV Class A	22,100	1,464,346

Monsanto Co.	24,900	2,460,120

Nitto Denko Corp. (Japan)	22,100	1,421,822

Solvay SA (Belgium)	7,895	1,032,831

		10,552,276
Commercial banks (5.3%)

Bangkok Bank PCL NVDR (Thailand)	230,700	1,510,556

Barclays PLC (United Kingdom)	987,206	4,231,903

China Construction Bank Corp. (China)	1,222,000	858,361

Grupo Financiero Banorte SAB de CV (Mexico)	313,600	1,873,257

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)	219,000	1,358,998

Sberbank of Russia ADR (Russia)	159,746	1,821,383

Societe Generale SA (France)	69,199	2,356,272

SpareBank 1 SR-Bank ASA (Norway)(NON)	197,387	1,543,548

UniCredit SpA (Italy)	412,840	1,930,511

		17,484,789
Commercial services and supplies (1.4%)

Regus PLC (United Kingdom)	1,371,103	3,268,274

Tyco International, Ltd.	39,202	1,291,706

		4,559,980
Computers and peripherals (1.0%)

Casetek Holdings, Ltd. (Taiwan)(NON)	244,000	1,253,479

SanDisk Corp.(NON)	31,613	1,931,554

		3,185,033
Construction and engineering (1.8%)

ACS Actividades de Construccion y Servicios SA (Spain)	68,479	1,805,510

Daelim Industrial Co., Ltd. (South Korea)	22,942	1,735,640

Jaypee Infratech, Ltd. (India)(NON)	2,137,332	757,801

Veidekke ASA (Norway)	194,988	1,492,696

		5,791,647
Construction materials (0.9%)

China Shanshui Cement Group, Ltd. (China)	1,904,000	848,886

Holcim, Ltd. (Switzerland)	31,405	2,191,518

		3,040,404
Consumer finance (0.7%)

Credit Saison Co., Ltd. (Japan)	96,000	2,409,564

		2,409,564
Diversified financial services (1.9%)

ING Groep NV GDR (Netherlands)(NON)	358,839	3,278,962

ORIX Corp. (Japan)	221,700	3,029,590

		6,308,552
Diversified telecommunication services (2.3%)

BT Group PLC (United Kingdom)	447,939	2,096,192

TDC A/S (Denmark)	264,340	2,138,527

Ziggo NV (Netherlands)	86,978	3,472,239

		7,706,958
Electrical equipment (0.4%)

Guodian Technology & Environment Group Co., Ltd. (China)(NON)	4,083,000	1,229,835

		1,229,835
Electronic equipment, instruments, and components (1.1%)

Hon Hai Precision Industry Co., Ltd. (Taiwan)	675,000	1,659,300

Yokogawa Electric Corp. (Japan)	165,900	1,985,723

		3,645,023
Energy equipment and services (1.7%)

Ezion Holdings, Ltd. (Singapore)	1,745,000	2,898,612

Halliburton Co.	67,100	2,799,412

		5,698,024
Food and staples retail (0.7%)

Magnit OJSC (Russia)	10,244	2,344,780

		2,344,780
Food products (2.9%)

Associated British Foods PLC (United Kingdom)	99,964	2,646,228

Kerry Group PLC Class A (Ireland)	57,550	3,177,213

Nestle SA (Switzerland)	59,808	3,911,827

		9,735,268
Gas utilities (0.8%)

Tokyo Gas Co., Ltd. (Japan)	492,000	2,722,999

		2,722,999
Health-care equipment and supplies (2.2%)

Covidien PLC	47,525	2,986,471

Olympus Corp. (Japan)(NON)	80,400	2,444,490

Sartorius AG (Preference) (Germany)	17,889	1,923,833

		7,354,794
Hotels, restaurants, and leisure (4.0%)

Compass Group PLC (United Kingdom)	498,828	6,392,777

Minor International PCL (Thailand)	1,297,600	1,037,578

Sands China, Ltd. (Hong Kong)	280,800	1,311,554

Thomas Cook Group PLC (United Kingdom)(NON)	1,694,259	3,307,047

TUI Travel PLC (United Kingdom)	176,350	952,422

		13,001,378
Household durables (1.7%)

Coway Co., Ltd. (South Korea)	55,980	2,726,165

Persimmon PLC (United Kingdom)	150,324	2,711,887

		5,438,052
Household products (0.9%)

Henkel AG & Co. KGaA (Preference) (Germany)	31,940	2,997,130

		2,997,130
Industrial conglomerates (1.3%)

Siemens AG (Germany)	27,771	2,806,056

Toshiba Corp. (Japan)	307,000	1,476,744

		4,282,800
Insurance (3.7%)

AIA Group, Ltd. (Hong Kong)	960,000	4,034,463

China Pacific Insurance (Group) Co., Ltd. (China)(NON)	292,000	924,525

Prudential PLC (United Kingdom)	310,073	5,097,489

Tokio Marine Holdings, Inc. (Japan)	66,400	2,105,834

		12,162,311
Internet software and services (1.2%)

Tencent Holdings, Ltd. (China)	44,100	1,735,620

Yandex NV Class A (Russia)(NON)	78,900	2,180,007

		3,915,627
IT Services (0.7%)

InterXion Holding NV (Netherlands)(NON)	91,900	2,401,347

		2,401,347
Machinery (1.8%)

FANUC Corp. (Japan)	32,600	4,727,234

Jain Irrigation Systems, Ltd. (India)	1,200,881	1,044,237

		5,771,471
Media (2.9%)

Atresmedia Corp de Medios de Comunicaion S.A. (Spain)	60,485	484,978

Global Mediacom Tbk PT (Indonesia)	16,351,000	3,511,785

Pearson PLC (United Kingdom)	45,065	800,161

Sun TV Network, Ltd. (India)	98,677	630,119

WPP PLC (United Kingdom)	240,360	4,106,449

		9,533,492
Metals and mining (2.1%)

Glencore Xstrata PLC (United Kingdom)	512,555	2,132,208

Goldcorp, Inc. (Canada)	138,763	3,446,315

Rio Tinto, Ltd. (Australia)	28,366	1,347,314

		6,925,837
Multi-utilities (0.8%)

Centrica PLC (United Kingdom)	293,043	1,608,258

Veolia Environnement SA (France)	88,604	1,003,758

		2,612,016
Multiline retail (0.6%)

Matahari Department Store Tbk PT (Indonesia)(NON)	1,596,500	1,859,702

		1,859,702
Oil, gas, and consumable fuels (3.6%)

BG Group PLC (United Kingdom)	198,313	3,384,606

Cameco Corp. (Canada)	66,800	1,380,088

Coal India, Ltd. (India)	190,231	964,508

HRT Participacoes em Petroleo SA (Brazil)(NON)	150,213	174,357

Origin Energy, Ltd. (Australia)	160,886	1,841,116

Royal Dutch Shell PLC Class A (United Kingdom)	65,104	2,077,546

Suncor Energy, Inc. (Canada)	68,300	2,013,217

		11,835,438
Personal products (0.6%)

L'Oreal SA (France)	12,392	2,026,115

		2,026,115
Pharmaceuticals (7.2%)

Astellas Pharma, Inc. (Japan)	100,100	5,451,161

AstraZeneca PLC (United Kingdom)	60,729	2,872,722

GlaxoSmithKline PLC (United Kingdom)	131,558	3,291,163

Merck KGaA (Germany)	13,641	2,074,654

Sanofi (France)	64,339	6,630,588

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China)(NON)	1,016,500	1,645,607

Shire PLC (United Kingdom)	58,113	1,843,518

		23,809,413
Real estate management and development (1.0%)

BR Malls Participacoes SA (Brazil)	158,000	1,412,643

Mitsubishi Estate Co., Ltd. (Japan)	65,000	1,731,137

		3,143,780
Road and rail (0.7%)

Hitachi Transport System, Ltd. (Japan)	137,000	2,258,250

		2,258,250
Semiconductors and semiconductor equipment (2.2%)

ASML Holding NV ADR (Netherlands)	21,828	1,726,595

SK Hynix, Inc. (South Korea)(NON)	129,220	3,522,991

Ultratech, Inc.(NON)	50,400	1,850,688

		7,100,274
Software (0.8%)

SAP AG (Germany)	34,992	2,562,320

		2,562,320
Specialty retail (1.9%)

Kingfisher PLC (United Kingdom)	583,084	3,052,411

Sports Direct International PLC (United Kingdom)(NON)	221,996	1,850,897

Tom Tailor Holding AG (Germany)(NON)	65,251	1,390,785

		6,294,093
Textiles, apparel, and luxury goods (2.3%)

Cie Financiere Richemont SA (Switzerland)	44,638	3,915,718

PPR SA (France)	8,217	1,663,270

Prada SpA (Italy)	210,400	1,892,772

		7,471,760
Thrifts and mortgage finance (0.6%)

Housing Development Finance Corp., Ltd. (HDFC) (India)(NON)	126,720	1,865,400

		1,865,400
Tobacco (3.8%)

British American Tobacco (BAT) PLC (United Kingdom)	115,529	5,932,806

Japan Tobacco, Inc. (Japan)	186,900	6,605,693

		12,538,499
Trading companies and distributors (1.3%)

Mitsubishi Corp. (Japan)	97,400	1,668,685

Wolseley PLC (United Kingdom)	53,160	2,460,380

		4,129,065
Transportation infrastructure (0.5%)

Beijing Capital International Airport Co., Ltd. (China)	2,384,000	1,551,218

		1,551,218
Water utilities (0.7%)

Beijing Enterprises Water Group, Ltd. (China)	6,700,000	2,392,429

		2,392,429
Wireless telecommunication services (0.6%)

Softbank Corp. (Japan)	17,200	1,004,281

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)	169,275	981,184

		1,985,465

Total common stocks (cost $297,933,275)		$316,821,750

PREFERRED STOCKS (1.5%)(a)
	Shares	Value

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)	6,415	$4,946,650

Total preferred stocks (cost $4,718,104)		$4,946,650

SHORT-TERM INVESTMENTS (2.3%)(a)
	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.03%(AFF)	4,162,833	$4,162,833

SSgA Prime Money Market Fund 0.03%(P)	1,200,000	1,200,000

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.10%, April 3, 2014(SEGSF)	$984,000	983,170

U.S. Treasury Bills with effective yields ranging from 0.12% to 0.14%, March 6, 2014(SEGSF)	143,000	142,897

U.S. Treasury Bills with an effective yield of 0.15%, February 6, 2014(SEGSF)	518,000	517,739

U.S. Treasury Bills with effective yields ranging from 0.13% to 0.14%, January 9, 2014(SEGSF)	472,000	471,843

Total short-term investments (cost $7,478,154)		$7,478,482

TOTAL INVESTMENTS

Total investments (cost $310,129,533)(b)		$329,246,882

FORWARD CURRENCY CONTRACTS at 6/30/13 (aggregate face value $190,391,223) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	7/17/13	$2,422,622	$2,805,500	$382,878
	British Pound	Buy	9/18/13	4,135,331	4,169,594	(34,263)
	Canadian Dollar	Sell	7/17/13	46,670	48,161	1,491
Barclays Bank PLC
	British Pound	Sell	9/18/13	9,225,941	9,270,068	44,127
	Canadian Dollar	Sell	7/17/13	2,127,705	2,195,167	67,462
	Euro	Buy	9/18/13	2,971,245	2,989,458	(18,213)
	Hong Kong Dollar	Buy	8/22/13	5,925,729	5,923,561	2,168
	Japanese Yen	Sell	8/22/13	3,767,565	3,615,517	(152,048)
	Singapore Dollar	Buy	8/22/13	1,195,924	1,229,677	(33,753)
	Swedish Krona	Buy	9/18/13	2,760,896	2,822,116	(61,220)
	Swiss Franc	Buy	9/18/13	7,567,616	7,550,999	16,617
Citibank, N.A.
	Australian Dollar	Buy	7/17/13	641,215	725,202	(83,987)
	British Pound	Buy	9/18/13	5,441,465	5,486,944	(45,479)
	Canadian Dollar	Sell	7/17/13	1,548,562	1,597,599	49,037
	Danish Krone	Buy	9/18/13	4,572,056	4,594,061	(22,005)
	Euro	Sell	9/18/13	13,141,760	13,213,897	72,137
	Japanese Yen	Sell	8/22/13	3,858,241	3,935,409	77,168
	Singapore Dollar	Buy	8/22/13	1,331,715	1,369,806	(38,091)
	Singapore Dollar	Sell	8/22/13	1,331,715	1,350,029	18,314
Credit Suisse International
	Australian Dollar	Buy	7/17/13	7,126	8,056	(930)
	British Pound	Buy	9/18/13	2,077,167	2,095,115	(17,948)
	Canadian Dollar	Buy	7/17/13	4,793,966	4,953,322	(159,356)
	Euro	Sell	9/18/13	5,944,704	5,979,253	34,549
	Japanese Yen	Buy	8/22/13	4,595,842	4,646,271	(50,429)
	Norwegian Krone	Sell	9/18/13	995,914	1,039,139	43,225
	Swedish Krona	Buy	9/18/13	1,859,969	1,901,078	(41,109)
	Swiss Franc	Buy	9/18/13	661,094	660,366	728
Deutsche Bank AG
	Australian Dollar	Buy	7/17/13	4,077,779	4,610,065	(532,286)
	British Pound	Sell	9/18/13	878,509	886,042	7,533
	Canadian Dollar	Buy	7/17/13	2,493,934	2,573,160	(79,226)
	Euro	Buy	9/18/13	1,709,908	1,720,029	(10,121)
	Swedish Krona	Buy	9/18/13	1,410,905	1,442,167	(31,262)
Goldman Sachs International
	Australian Dollar	Buy	7/17/13	1,144,943	1,294,408	(149,465)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/13	3,494,299	3,947,783	(453,484)
	British Pound	Sell	9/18/13	1,824,970	1,840,451	15,481
	Euro	Sell	9/18/13	194,533	195,605	1,072
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/13	1,116,349	1,347,458	(231,109)
	British Pound	Buy	9/18/13	3,002,345	2,985,399	16,946
	Canadian Dollar	Sell	7/17/13	3,962,749	4,079,352	116,603
	Euro	Buy	9/18/13	6,107,595	6,142,950	(35,355)
	Japanese Yen	Buy	8/22/13	5,008,113	5,108,437	(100,324)
	Singapore Dollar	Buy	8/22/13	1,331,715	1,350,089	(18,374)
	Swedish Krona	Buy	9/18/13	2,355,596	2,401,508	(45,912)
	Swiss Franc	Buy	9/18/13	2,908,283	2,903,854	4,429
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/13	1,639,443	1,853,104	(213,661)
	Canadian Dollar	Buy	7/17/13	2,983,825	3,077,949	(94,124)
	Euro	Buy	9/18/13	2,271,501	2,332,276	(60,775)
	Israeli Shekel	Buy	7/17/13	1,743,754	1,737,336	6,418
	Japanese Yen	Buy	8/22/13	1,338,777	1,336,343	2,434
	Norwegian Krone	Sell	9/18/13	912,661	961,158	48,497
	Swedish Krona	Buy	9/18/13	1,047,524	1,070,502	(22,978)
UBS AG
	British Pound	Sell	9/18/13	7,715,343	7,780,841	65,498
	Canadian Dollar	Sell	7/17/13	604,236	622,091	17,855
	Euro	Buy	9/18/13	5,257,980	5,264,934	(6,954)
	Norwegian Krone	Sell	9/18/13	944,725	985,754	41,029
	Swedish Krona	Buy	9/18/13	2,748,496	2,808,696	(60,200)
	Swiss Franc	Buy	9/18/13	1,450,380	1,466,548	(16,168)
WestPac Banking Corp.
	British Pound	Sell	9/18/13	8,242,539	8,298,912	56,373
	Canadian Dollar	Sell	7/17/13	1,511,017	1,559,126	48,109
	Euro	Buy	9/18/13	1,809,648	1,819,804	(10,156)
	Japanese Yen	Sell	8/22/13	6,285,745	6,411,727	125,982

Total						$(1,546,605)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipt
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through June 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $329,022,439.
(b)	The aggregate identified cost on a tax basis is $311,877,522, resulting in gross unrealized appreciation and depreciation of $33,516,817 and $16,147,457, respectively, or net unrealized appreciation of $17,369,360.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$4,297,120	$42,999,931	$47,297,051	$1,491	$—
	Putnam Short Term Investment Fund *	—	56,248,410	52,085,577	1,247	4,162,833
	Totals	$4,297,120	$99,248,341	$99,382,628	$2,738	$4,162,833
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,093,830 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	23.1%
	Japan	17.5
	United States	8.2
	France	7.1
	Germany	6.3
	Netherlands	4.0
	South Korea	3.9
	Switzerland	3.7
	China	3.4
	Canada	2.1
	India	2.0
	Russia	1.9
	Indonesia	1.6
	Hong Kong	1.6
	Belgium	1.5
	Spain	1.4
	Ireland	1.3
	Mexico	1.2
	Italy	1.2
	Australia	1.0
	Norway	0.9
	Brazil	0.9
	Taiwan	0.9
	Singapore	0.9
	Turkey	0.9
	Thailand	0.8
	Denmark	0.7

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,185,173 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $1,554,610.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$5,365,195	$56,844,719	$—
Consumer staples	4,295,071	38,998,682	—
Energy	6,367,074	11,166,388	—
Financials	6,213,274	46,167,230	—
Health care	7,627,482	28,177,736	—
Industrials	2,619,746	42,231,145	—
Information technology	10,090,191	12,719,433	—
Materials	7,370,781	13,147,736	—
Telecommunication services	—	9,692,423	—
Utilities	—	7,727,444	—
Total common stocks	49,948,814	266,872,936	—
Preferred stocks	—	4,946,650	—
Short-term investments	5,362,833	2,115,649	—

Totals by level	$55,311,647	$273,935,235	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,546,605)	$—

Totals by level	$—	$(1,546,605)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,384,160	$2,930,765

Total	$1,384,160	$2,930,765

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$214,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 29, 2013